Income Taxes - Excise Tax (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Income Taxes
Federal excise tax rate (as a percent)		1.00%
Decrease in valuation allowance on federal deferred tax assets	$ (1.7)	$ 0.7